Consolidated statements of financial position - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents (Note 5)	$ 494,599	$ 207,110
Restricted cash (Note 5)	257,415	0
Trade receivables, net (Note 6)	540,586	696,841
Other accounts receivable (Note 7)	148,841	210,841
Related parties (Note 13)	70,969	74,187
Materials and supplies	29,935	33,587
Prepaid expenses	59,001	163,649
Total current assets	1,601,346	1,386,215
Non-current
Other accounts receivable non-current (Note 7)	0	63,019
Property and operating equipment, net (Note 8)	2,732,539	2,271,299
Right-of-use assets, net (Note 9)	45,306	67,205
Intangible assets (Note 10)	152,857	156,458
Other non-current assets	75,368	47,716
Total non-current assets	3,006,070	2,605,697
Total assets	4,607,416	3,991,912
Short-term
Short-term portion of the financial debt (Note 12)	162,029	102,388
Trade payables	316,025	356,200
Accounts payable and accrued expenses (Note 14)	390,332	588,471
Related parties (Note 13)	192,045	172,409
Short-term leases liabilities (Note 9)	4,504	22,419
Total short-term liabilities	1,064,935	1,241,887
Long-term
Long-term portion of the financial debt (Note 12)	896,879	374,660
Long-term lease liabilities (Note 9)	41,701	60,183
Employee benefits (Note 21)	65,632	74,682
Deferred income tax (Note 19)	120,300	132,060
Total long-term liabilities	1,124,512	641,585
Total liabilities	2,189,447	1,883,472
Stockholders' equity (Note 15):
Share capital	2,368,711	2,368,711
Treasury shares	(46,805)	(46,805)
Accumulated results	(602,139)	(939,418)
Other components of equity	669,559	697,089
Controlling interest	2,389,326	2,079,577
Non-controlling interest	28,643	28,863
Total stockholders' equity	2,417,969	2,108,440
Total liabilities and stockholders' equity	$ 4,607,416	$ 3,991,912